ADVANCE TO SELLERS (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ADVANCE TO SELLERS
Advance to sellers	¥ 134,214		¥ 288,550	¥ 692,714
Less: allowance for doubtful accounts/provision for credit losses	(1,688)		0	0
Advance to sellers, net	¥ 132,526	$ 18,716	¥ 288,550	¥ 692,714